Shareholder Report, Holdings (Details) - MATTHEW 25 FUND	Jun. 30, 2026
Holdings [Line Items]
Percent of Net Asset Value	100.09%
Nvidia Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.92%
Taiwan Semiconductor Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.61%
Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.46%
Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.69%
Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.46%
Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%
Mercadolibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%
Federal Agricultural Corp Aand C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.95%
Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
Semiconductors And Related Devices [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.54%
Pharmaceutical Preparations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.46%
Retail Catalog Mail Order Houses [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.69%
Federalally Sponsored Credit Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.74%
Electronic Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.46%
Security Brokers Dealers Exchanges [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%
Services Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%
Optical Instruments Lenses [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
Motor Vehicles Passenger Car Bodies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
National Commercial Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
Services Prepackaged Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%
Hotels And Motels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%
Fire Marine Casualty Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
State Commercial Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Investment Advice [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%
Finance Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Chemicals And Allied Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%